Leases	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Leases	Leases
We have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai.

Below are the significant assumptions and judgments we applied to account for our leases in accordance with Topic 842.

1.We apply judgment in determining whether a contract contains a lease or a lease component as defined by Topic 842.
2.We have elected to combine leases and non-lease components. As a result, we do not allocate our consideration between leases and non-lease components.
3.The discount rate applied to our operating leases is our incremental borrowing rate. We estimated our incremental borrowing rate based on the rate for our traded debt.
4.Within the terms and conditions of some of our operating leases we have options to extend or terminate the lease. In instances where we are reasonably certain to exercise available options to extend or terminate, then the option was included in determining the appropriate lease term to apply. Options to renew our lease terms are included in determining the right-of-use asset and lease liability when it is reasonably certain that we will exercise that option.

For operating leases where we are the lessee, our future undiscounted cash flows as at June 30, 2020 are as follows:

(In $ millions)	Period ended June 30,
2021	7
2022	6
2023	2
2024	1
2025 and thereafter	1
Total	17

The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheets as at June 30, 2020 and December 31, 2019:

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Total undiscounted cash flows	17	45
Less short term leases	—	(1)
Less discount	(2)	(8)
Operating lease liability (1)	15	36
Of which:
Current	6	12
Non-current	9	24

(1)  On August 15, 2019 and September 3, 2019, in connection with the Gulfdrill joint venture, Seadrill entered charter agreements to lease three jack-up rigs from a third-party shipyard. These arrangements are to be novated to Gulfdrill prior to the commencement of its operations. On November 27, 2019, we received delivery of the jack-up rig Lovanda (formerly Zhenhai 5) under a charter agreement and a lease liability and offsetting right of use asset were recognized accordingly. This rig was novated into the Gulfdrill joint venture on March 12, 2020.

The following table gives supplementary information regarding our lease accounting for the three months ended June 30, 2020 and three months ended June 30, 2019:

(In $ million)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Operating Lease Cost:
Operating lease cost	2	5	4	7
Short-term lease cost	—	—	—	1
Total Lease cost	2	5	4	8

Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	2	5	4	8
Right-of-use assets obtained in exchange for operating lease liabilities during the period	—	—	—	1
Weighted-average remaining lease term in months	28	20	28	20
Weighted-average discount rate	13%	13%	13%	13%

On November 25, 2019 and March, 15 2020 we leased the West Castor and West Telesto to Gulfdrill. The estimated future undiscounted cash flows on these leases are as follows:

(In $ millions)	Period ended June 30,
2021	20
2022	20
2023	20
2024	8
Total	68

The rental income on the leases is set out below:

(In $ million)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Operating Lease Income:
Operating lease income	5	—	8	—
Total Lease income	5	—	8	—

Leases
We have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai.

Below are the significant assumptions and judgments we applied to account for our leases in accordance with Topic 842.

1.We apply judgment in determining whether a contract contains a lease or a lease component as defined by Topic 842.
2.We have elected to combine leases and non-lease components. As a result, we do not allocate our consideration between leases and non-lease components.
3.The discount rate applied to our operating leases is our incremental borrowing rate. We estimated our incremental borrowing rate based on the rate for our traded debt.
4.Within the terms and conditions of some of our operating leases we have options to extend or terminate the lease. In instances where we are reasonably certain to exercise available options to extend or terminate, then the option was included in determining the appropriate lease term to apply. Options to renew our lease terms are included in determining the right-of-use asset and lease liability when it is reasonably certain that we will exercise that option.

For operating leases where we are the lessee, our future undiscounted cash flows as at June 30, 2020 are as follows:

(In $ millions)	Period ended June 30,
2021	7
2022	6
2023	2
2024	1
2025 and thereafter	1
Total	17

The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheets as at June 30, 2020 and December 31, 2019:

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Total undiscounted cash flows	17	45
Less short term leases	—	(1)
Less discount	(2)	(8)
Operating lease liability (1)	15	36
Of which:
Current	6	12
Non-current	9	24

(1)  On August 15, 2019 and September 3, 2019, in connection with the Gulfdrill joint venture, Seadrill entered charter agreements to lease three jack-up rigs from a third-party shipyard. These arrangements are to be novated to Gulfdrill prior to the commencement of its operations. On November 27, 2019, we received delivery of the jack-up rig Lovanda (formerly Zhenhai 5) under a charter agreement and a lease liability and offsetting right of use asset were recognized accordingly. This rig was novated into the Gulfdrill joint venture on March 12, 2020.

The following table gives supplementary information regarding our lease accounting for the three months ended June 30, 2020 and three months ended June 30, 2019:

(In $ million)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Operating Lease Cost:
Operating lease cost	2	5	4	7
Short-term lease cost	—	—	—	1
Total Lease cost	2	5	4	8

Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	2	5	4	8
Right-of-use assets obtained in exchange for operating lease liabilities during the period	—	—	—	1
Weighted-average remaining lease term in months	28	20	28	20
Weighted-average discount rate	13%	13%	13%	13%

On November 25, 2019 and March, 15 2020 we leased the West Castor and West Telesto to Gulfdrill. The estimated future undiscounted cash flows on these leases are as follows:

(In $ millions)	Period ended June 30,
2021	20
2022	20
2023	20
2024	8
Total	68

The rental income on the leases is set out below:

(In $ million)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Operating Lease Income:
Operating lease income	5	—	8	—
Total Lease income	5	—	8	—